Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other assets.
Amount receivable from the sale of non-controlling interest in a subsidiary	R$ 77,154	R$ 109,216
Commissions and bonus receivable	142,543	100,509	R$ 20,654
Prepaid expenses	159,688	74,140	47,130
Pending settlements	148,995	67,926	7,806
Other Amounts	47,118	45,714	17,662
Early settlement of credit operations	7,524	39,723	52,395
Sundry debtors	71,234	24,580	9,655
Agreements on sales of properties receivable	27,948	24,542	33,988
Tax and contributions to be offset against future amounts payable	51,928	21,960	1,472
Advanced Payment to Third Parties	58,604	10,370	1,258
Exchange Portfolio			34
Total	R$ 792,735	R$ 518,681	R$ 192,054